Taxes (Details) - Schedule of Net Operating Loss Carry Forward - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Total		$ 2,777,110	$ 344,473
PRC [Member]
Operating Loss Carryforwards [Line Items]
Total	[1]	1,241,632	344,401
BVI [Member]
Operating Loss Carryforwards [Line Items]
Total	[2]	2,104
Cayman [Member]
Operating Loss Carryforwards [Line Items]
Total	[2]	1,531,594
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Total	[3]	$ 1,780	$ 72

[1]	The net operating loss of the PRC subsidiary incurred in the amount of $344,401 for the year 2022 will expire if unused by December 31, 2027. Additionally, the net operating loss of$897,231 incurred by the PRC subsidiary will expire if unused by December 31, 2028.
[2]	Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.
[3]	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.